Prepayments And Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from third-party payment service providers	[1]		¥ 84,638	¥ 87,395
Prepaid promotion fees			18,386	7,053
Other prepaid expenses			14,263	14,474
VAT receivables			13,194	50,893
Receivables of technology service			12,692	2,355
Deposits			5,325	21,387
Interest receivable			2,436	1,433
Employee loans and advances			948	428
Others			9,367	3,444
Total		$ 24,026	¥ 161,249	¥ 188,862

[1]	Receivables from third party payment service providers represent cash due from the Group's third party on-line payment service providers in relation to their processing of payments to the Group. As of March 31, 2018 and 2019, no allowance for doubtful accounts was provided for these receivables.